Annual Total Returns- Vanguard Mid-Cap Growth Index Fund (Investor) [BarChart] - Investor - Vanguard Mid-Cap Growth Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.84%)	15.81%	32.02%	13.35%	(1.13%)	6.62%	21.72%	(5.74%)	33.72%	34.32%